Intangibles (Other intangibles, narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 21.2	$ 21.2	$ 21.2